COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments [abstract]
COMMITMENTS
11.	COMMITMENTS

As part of its program of research and development of the Enos system, the Company has outsourced certain  aspects of the design and development to third party technology and development companies. At December 31, 2020, $10,693,752 in purchase orders remain outstanding (December 31, 2019 - $1,327,294).